Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Financial Position) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents, beginning of period	$ 457	$ 540	$ 560	$ 621
Restricted cash	14	15
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	1,111	1,055
Inventories	931	909
Deferred income taxes	162	151
Prepaid expenses	47	53
Total current assets	2,722	2,723
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	1,106	1,131
Cable and satellite television distribution rights, net	624	764
Goodwill	5,197	5,234	5,239
Other intangible assets, net	3,336	3,509
Other noncurrent assets	71	77
Investments in subsidiaries	0	0
Total assets	13,056	13,438
Current liabilities:
Current portion of debt and capital lease obligations	13	12
Accounts payable-trade	425	566
Accrued liabilities	1,029	955
Intercompany accounts payable (receivable)	0	0
Total current liabilities	1,467	1,533
Long-term portion of debt and capital lease obligations	3,800	3,465
Deferred compensation	14	12
Deferred income taxes	1,326	1,410
Other long-term liabilities	108	184
Liabilities	6,715	6,604
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,222	6,690
Noncontrolling interest	119	144
Total equity	6,341	6,834	8,019	7,654
Total liabilities and equity	13,056	13,438
Parent issuer- QVC, Inc.
Current assets:
Cash and cash equivalents, beginning of period	78	75	3	44
Restricted cash	11	13
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	816	747
Inventories	684	691
Deferred income taxes	146	131
Prepaid expenses	20	19
Total current assets	1,755	1,676
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	265	247
Cable and satellite television distribution rights, net	0	0
Goodwill	4,169	4,169
Other intangible assets, net	1,128	1,280
Other noncurrent assets	8	14
Investments in subsidiaries	4,894	4,844
Total assets	12,219	12,230
Current liabilities:
Current portion of debt and capital lease obligations	2	2
Accounts payable-trade	266	324
Accrued liabilities	463	402
Intercompany accounts payable (receivable)	1,019	829
Total current liabilities	1,750	1,557
Long-term portion of debt and capital lease obligations	3,745	3,404
Deferred compensation	13	11
Deferred income taxes	399	431
Other long-term liabilities	90	137
Liabilities	5,997	5,540
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	6,222	6,690
Noncontrolling interest	0	0
Total equity	6,222	6,690	7,890
Total liabilities and equity	12,219	12,230
Combined subsidiary guarantors
Current assets:
Cash and cash equivalents, beginning of period	133	165	223	160
Restricted cash	0	0
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	133	165
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	67	67
Cable and satellite television distribution rights, net	510	618
Goodwill	0	0
Other intangible assets, net	2,050	2,049
Other noncurrent assets	0	0
Investments in subsidiaries	1,628	1,838
Total assets	4,388	4,737
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	96	106
Intercompany accounts payable (receivable)	(879)	(816)
Total current liabilities	(783)	(710)
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	923	964
Other long-term liabilities	0	17
Liabilities	140	271
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	4,248	4,466
Noncontrolling interest	0	0
Total equity	4,248	4,466	3,915
Total liabilities and equity	4,388	4,737
Combined non-guarantor subsidiaries
Current assets:
Cash and cash equivalents, beginning of period	246	300	334	417
Restricted cash	3	2
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	295	308
Inventories	247	218
Deferred income taxes	16	20
Prepaid expenses	27	34
Total current assets	834	882
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	774	817
Cable and satellite television distribution rights, net	114	146
Goodwill	1,028	1,065
Other intangible assets, net	158	180
Other noncurrent assets	63	63
Investments in subsidiaries	0	0
Total assets	2,971	3,153
Current liabilities:
Current portion of debt and capital lease obligations	11	10
Accounts payable-trade	159	242
Accrued liabilities	470	447
Intercompany accounts payable (receivable)	(140)	(13)
Total current liabilities	500	686
Long-term portion of debt and capital lease obligations	55	61
Deferred compensation	1	1
Deferred income taxes	4	15
Other long-term liabilities	18	30
Liabilities	578	793
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	2,274	2,216
Noncontrolling interest	119	144
Total equity	2,393	2,360	2,181
Total liabilities and equity	2,971	3,153
Eliminations
Current assets:
Cash and cash equivalents, beginning of period	0	0	0	0
Restricted cash	0	0
Accounts receivable, less allowance for doubtful accounts of $83 million at December 31, 2013 and $74 million at December 31, 2012	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses	0	0
Total current assets	0	0
Property, plant and equipment, net of accumulated depreciation of $919 million at December 31, 2013 and $867 million at December 31, 2012	0	0
Cable and satellite television distribution rights, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Other noncurrent assets	0	0
Investments in subsidiaries	(6,522)	(6,682)
Total assets	(6,522)	(6,682)
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable-trade	0	0
Accrued liabilities	0	0
Intercompany accounts payable (receivable)	0	0
Total current liabilities	0	0
Long-term portion of debt and capital lease obligations	0	0
Deferred compensation	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Liabilities	0	0
QVC, Inc. shareholder's equity:
QVC, Inc. shareholder's equity	(6,522)	(6,682)
Noncontrolling interest	0	0
Total equity	(6,522)	(6,682)	(5,967)
Total liabilities and equity	$ (6,522)	$ (6,682)